Equity-based Compensation Plans - Summary of Class B Units' Activity (Parenthetical) (Details) - QLH Class B Profits Interests	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
QLH Class B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, outstanding, number		163,800	98,090	81,590
QLH Class B Units | Initial Public Offering (IPO)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Concurrent stock split ratio	44
Number of vested units	902,847
Share-based compensation arrangement by share-based payment award, outstanding, number	0
QLH Class B-1 Units | Initial Public Offering (IPO)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity Instruments other than options, Grants in Period	6,470,599